Note 3 - Reclassification of Prior Year Presentation	9 Months Ended
Apr. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 3 - Reclassification of Prior Year Presentation

Note 3 – Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.